Asset Retirement Obligation	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

15.Asset Retirement Obligation

As at December 31	2015	2014

Asset Retirement Obligation, Beginning of Year	$913	$966
Liabilities Incurred and Acquired	19	85
Liabilities Settled and Divested	(217)	(188)
Change in Estimated Future Cash Outflows	115	35
Accretion Expense	45	52
Foreign Currency Translation	(61)	(37)
Asset Retirement Obligation, End of Year	$814	$913

Current Portion (See Note 12)	$41	$43
Long-Term Portion	773	870
	$814	$913